Consolidated Statements of Financial Position - AUD ($)	Jun. 30, 2022	Jun. 30, 2021
Current Assets
Cash and cash equivalents	$ 34,806,799	$ 28,115,516
Trade and other receivables	4,725,361	4,277,677
Other current assets	1,611,929	1,095,753
Total Current Assets	41,144,089	33,488,946
Non-Current Assets
Property and equipment, net of accumulated depreciation of A$202,380 and A$374,064 respectively	102,551	31,313
Right-of-use assets net of accumulated depreciation of A$312,156 and A$272,491 respectively	115,971	65,495
Total Non-Current Assets	218,522	96,808
Total Assets	41,362,611	33,585,754
Current Liabilities
Trade and other payables	5,079,587	2,502,509
Provisions	656,267	537,368
Lease liabilities	57,632	27,746
Current tax liabilities	26,924
Total Current Liabilities	5,820,410	3,067,623
Non-Current Liabilities
Provisions	13,753	9,768
Lease liabilities	59,857	37,903
Total Non-Current Liabilities	73,610	47,671
Total Liabilities	5,894,020	3,115,294
Net Assets	35,468,591	30,470,460
Equity
Issued capital 2022: 2,406,874,578 fully paid ordinary shares Nil options over fully paid ordinary shares 2021: 2,084,016,678 fully paid ordinary shares Nil options over fully paid ordinary shares	213,787,061	197,447,990
Reserves	3,565,918	2,750,884
Accumulated deficit during the development stage	(181,884,388)	(169,728,414)
Total Equity	$ 35,468,591	$ 30,470,460